SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis - USD ($)	Oct. 31, 2015	Oct. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Patent acquisition obligation	$ 3,688,187	$ 3,236,281
Global Depository Receipts [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments		2,500,000
Total financial assets		2,655,964
Money Market Funds [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Money market funds – Cash and cash equivalents	467,967	$ 155,964
Certificates of Deposit [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments	2,400,000
Total financial assets	$ 2,867,967
Fair Value, Inputs, Level 1 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Patent acquisition obligation
Fair Value, Inputs, Level 1 [Member] | Global Depository Receipts [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments
Total financial assets		$ 155,964
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Money market funds – Cash and cash equivalents	$ 467,967	$ 155,964
Fair Value, Inputs, Level 1 [Member] | Certificates of Deposit [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments
Total financial assets	$ 467,967
Fair Value, Inputs, Level 2 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Patent acquisition obligation
Fair Value, Inputs, Level 2 [Member] | Global Depository Receipts [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments		$ 2,500,000
Total financial assets		$ 2,500,000
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Money market funds – Cash and cash equivalents
Fair Value, Inputs, Level 2 [Member] | Certificates of Deposit [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments	$ 2,400,000
Total financial assets	2,400,000
Fair Value, Inputs, Level 3 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Patent acquisition obligation	$ 3,688,187	$ 3,236,281
Fair Value, Inputs, Level 3 [Member] | Global Depository Receipts [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments
Total financial assets
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Money market funds – Cash and cash equivalents
Fair Value, Inputs, Level 3 [Member] | Certificates of Deposit [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments
Total financial assets